SCHEDULE OF DETAILS OF COMPANY SUBSIDIARIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2022 RM / shares shares	Dec. 31, 2021 RM / shares shares
Simson Wellness Tech. Corp [Member]
Company name	Simson Wellness Tech. Corp.	Simson Wellness Tech. Corp.
Place of incorporation	Labuan	Labuan
Date of incorporation	Oct. 19, 2020	Oct. 19, 2020
Shares issued	100	100	100	100
Shares issued, price per share | $ / shares	$ 1	$ 1
Principal activities	Investment holding and Optical technology solution	Investment holding and Optical technology solution
Simson Wellness Sdn. Bhd. [Member]
Company name	Simson Wellness Sdn. Bhd.	Simson Wellness Sdn. Bhd.
Place of incorporation	Malaysia	Malaysia
Date of incorporation	Sep. 17, 2020	Sep. 17, 2020
Shares issued	100,000	100,000	100,000	100,000
Shares issued, price per share | RM / shares			RM 1	RM 1
Principal activities	Referral service and Optical technology solution	Referral service and Optical technology solution